BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2021	Jul. 22, 2021	Jan. 11, 2021	Jan. 06, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 31, 2020	Jul. 22, 2020
Preferred stock, par value, (per share)	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000		1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0		0		0	0	0
Preferred stock, shares outstanding	0		0		0	0	0
Temporary equity, par value, (per share)			$ 0.0001
Temporary equity, shares issued			27,600,000	1,150,000
Purchase price, per unit	$ 10.00		$ 10.00		$ 10.00
Class A Ordinary shares
Common stock, par value, (per share)	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000		200,000,000		200,000,000	200,000,000	200,000,000
Common stock, shares issued	27,600,000		0		0
Common stock, shares outstanding	27,600,000		0		0
Class A Common Stock Subject to Redemption
Temporary equity, par value, (per share)	$ 0.0001
Temporary equity, shares outstanding	27,600,000		27,600,000		0
Purchase price, per unit	$ 10.00				$ 10.00
Class B Ordinary shares
Common stock, par value, (per share)	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000		20,000,000		20,000,000	20,000,000	20,000,000
Common stock, shares issued	6,900,000	8,625,000	6,900,000		6,900,000			8,625,000
Common stock, shares outstanding	6,900,000			6,900,000	6,900,000
Temporary equity, shares outstanding				6,900,000